Fair value measurements - Summary of Company's Financial Assets and Liabilities (Detail) - CNY (¥) ¥ in Thousands	Mar. 31, 2021	Mar. 31, 2020
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale debt investments	¥ 71,357	¥ 70,328
Fair Value, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments	168,546
Available-for-sale debt investments	71,357	70,328
Total assets	239,903
Derivative liabilities	9,996	14,351
Fair Value, Recurring [Member] | Significant other observable Inputs (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments	168,546
Total assets	168,546
Derivative liabilities	190
Fair Value, Recurring [Member] | Significant unobservable Inputs (Level 3) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale debt investments	71,357	70,328
Total assets	71,357
Derivative liabilities	¥ 9,806	¥ 14,351